Long Term Obligation - Long-Term Debt is Carried at Amortized Cost Long-Term Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt	$ 4,017,656	$ 3,516,365
Less: current maturities	(25,125)	(15,425)
Long-term obligations	3,992,531	3,500,940
Senior Secured Term Loan Facility, repaid in 2012
Debt Instrument [Line Items]
Long Term Debt		448,434
Senior Secured Term Loan Facility, due 2016
Debt Instrument [Line Items]
Long Term Debt	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016
Debt Instrument [Line Items]
Long Term Debt	450,000	450,000
Senior Secured Term Loan Facility, due 2018
Debt Instrument [Line Items]
Long Term Debt	965,150
8 5/8% Senior Notes, due 2018
Debt Instrument [Line Items]
Long Term Debt	500,000	500,000
7 7/8% Senior Notes, due 2019
Debt Instrument [Line Items]
Long Term Debt	$ 650,000	$ 650,000